Schedule of Investments (unaudited)	iShares® iBonds® 2025 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/24)(a)(b)	$670	$667,990
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25 (Call 06/15/24)(a)	681	677,411
		1,345,401
Aerospace & Defense — 3.2%
Bombardier Inc., 7.50%, 03/15/25 (Call 08/31/23)(a)	709	712,566
Howmet Aerospace Inc., 6.88%, 05/01/25 (Call 04/01/25)	1,080	1,096,071
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	1,760	1,666,157
Spirit AeroSystems Inc., 7.50%, 04/15/25 (Call 04/15/24)(a)(b)	2,237	2,238,051
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/23)(b)	878	849,693
		6,562,538
Airlines — 4.2%
American Airlines Group Inc., 3.75%, 03/01/25(a)	904	862,696
American Airlines Inc., 11.75%, 07/15/25(a)	4,320	4,762,239
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	2,016	2,036,268
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27	411	385,399
United Airlines Holdings Inc., 4.88%, 01/15/25(b)	661	646,861
		8,693,463
Auto Manufacturers — 4.7%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	2,240	2,267,417
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	1,240	1,162,674
3.38%, 11/13/25 (Call 10/13/25)(b)	1,945	1,818,594
4.13%, 08/04/25	1,210	1,156,034
4.69%, 06/09/25 (Call 04/09/25)	515	498,417
5.13%, 06/16/25 (Call 05/16/25)	1,530	1,489,960
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25 (Call 10/15/23)(a)	1,325	1,337,283
		9,730,379
Auto Parts & Equipment — 2.0%
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/24)(a)	745	746,065
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/25 (Call 05/31/24)	1,465	1,503,061
ZF North America Capital Inc., 4.75%, 04/29/25(a)	1,945	1,887,350
		4,136,476
Banks — 0.5%
Freedom Mortgage Corp., 8.25%, 04/15/25 (Call 08/31/23)(a)(b)	980	968,524

Building Materials — 0.5%
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 08/31/23)(a)	657	645,752
6.25%, 05/15/25 (Call 05/15/24)(a)	428	434,651
		1,080,403
Chemicals — 1.4%
Avient Corp., 5.75%, 05/15/25 (Call 05/15/24)(a)	1,157	1,143,174
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 08/31/23)(a)(b)	992	986,742
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/23)(a)	900	823,869
		2,953,785
	Par
Security	(000)	Value

Coal — 0.3%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 08/31/23)(a)	$605	$604,032

Commercial Services — 2.1%
Aptim Corp., 7.75%, 06/15/25 (Call 08/16/23)(a)(b)	985	800,766
Brink’s Co. (The), 5.50%, 07/15/25 (Call 06/18/24)(a)	731	723,588
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/23)(a)	566	547,882
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/24)(a)	932	927,834
Sabre GLBL Inc., 7.38%, 09/01/25 (Call 08/31/23)(a)(b)	1,529	1,379,785
		4,379,855
Computers — 0.7%
Seagate HDD Cayman, 4.75%, 01/01/25	863	847,984
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 06/01/24)(a)(b)	517	520,826
		1,368,810
Distribution & Wholesale — 0.3%
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/23)(a)(b)	724	713,589

Diversified Financial Services — 5.8%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)(b)	1,884	1,827,141
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/23)(a)(b)	673	663,619
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/23)(a)	630	529,874
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/23)(a)	905	751,874
Navient Corp., 6.75%, 06/25/25(b)	923	912,930
OneMain Finance Corp., 6.88%, 03/15/25	2,220	2,211,253
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/23)(a)(b)	1,159	1,107,738
PRA Group Inc., 7.38%, 09/01/25 (Call 08/31/23)(a)(b)	542	521,886
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 08/31/23)(a)	580	513,729
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)(b)	925	873,792
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/24)(a)	669	677,670
United Wholesale Mortgage LLC, 5.50%, 11/15/25 (Call 11/15/23)(a)	1,453	1,397,234
		11,988,740
Electric — 1.0%
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	783	750,372
Drax Finco PLC, 6.63%, 11/01/25 (Call 08/11/23)(a)	885	872,407
FirstEnergy Corp., 2.05%, 03/01/25 (Call 02/01/25)	515	485,382
NSG Holdings LLC/NSG Holdings Inc., 7.75%, 12/15/25(a)	4	3,494
		2,111,655
Electrical Components & Equipment — 1.3%
WESCO Distribution Inc., 7.13%, 06/15/25 (Call 06/15/24)(a)	2,763	2,794,360

Electronics — 0.9%
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/23)(a)(b)	748	723,757
Sensata Technologies BV, 5.00%, 10/01/25(a)	1,242	1,210,528
		1,934,285
Engineering & Construction — 1.2%
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/24)(a)(b)	1,825	1,732,910

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Engineering & Construction (continued)
Tutor Perini Corp., 6.88%, 05/01/25 (Call 08/16/23)(a)(b)	$910	$779,588
		2,512,498
Entertainment — 6.7%
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/24)(a)(b)	635	623,424
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/24)(a)	6,044	6,005,258
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/24)(a)	1,835	1,852,267
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/24)(a)	1,849	1,828,532
International Game Technology PLC, 6.50%, 02/15/25 (Call 08/15/24)(a)	880	881,426
Scientific Games International Inc., 8.63%, 07/01/25 (Call 07/01/24)(a)(b)	955	975,351
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/24)(a)	600	602,820
Vail Resorts Inc., 6.25%, 05/15/25 (Call 08/31/23)(a)	1,073	1,075,425
		13,844,503
Environmental Control — 1.0%
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/23)(a)	1,334	1,274,917
4.25%, 06/01/25 (Call 06/01/24)(a)	905	876,918
		2,151,835
Food — 2.2%
B&G Foods Inc., 5.25%, 04/01/25 (Call 08/31/23)	1,615	1,536,188
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 08/31/23)(a)	966	966,676
Performance Food Group Inc., 6.88%, 05/01/25 (Call 05/01/24)(a)	438	438,867
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/24)(a)	1,690	1,693,397
		4,635,128
Food Service — 1.9%
Aramark Services Inc.
5.00%, 04/01/25 (Call 08/31/23)(a)(b)	1,083	1,068,759
6.38%, 05/01/25 (Call 05/01/24)(a)	2,762	2,766,419
		3,835,178
Gas — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)	1,257	1,218,372

Health Care - Services — 2.8%
Akumin Inc., 7.00%, 11/01/25 (Call 08/31/23)(a)	860	739,703
Encompass Health Corp., 5.75%, 09/15/25 (Call 09/15/23)	617	614,174
Legacy LifePoint Health LLC, 6.75%, 04/15/25 (Call 04/15/24)(a)(b)	1,077	1,093,026
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/23)(a)(b)	909	844,897
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/23)(a)	1,580	1,505,630
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/23)(a)(b)	1,423	982,140
		5,779,570
Holding Companies - Diversified — 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25 (Call 08/31/23)	1,361	1,307,404
Stena International SA, 6.13%, 02/01/25 (Call 02/01/24)(a)	595	586,860
		1,894,264
	Par
Security	(000)	Value

Home Builders — 1.0%
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/23)(a)	$857	$825,531
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	697	697,139
New Home Co. Inc., 8.25%, 10/15/27(a)(b)	465	444,182
		1,966,852
Housewares — 1.0%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/24)(a)(b)	1,271	1,203,396
Newell Brands Inc., 4.88%, 06/01/25 (Call 05/01/25)	910	880,334
		2,083,730
Insurance — 2.1%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 08/31/23)(a)	1,645	1,590,699
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/31/23)(a)	889	878,910
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	756	767,423
USI Inc./NY, 6.88%, 05/01/25 (Call 08/31/23)(a)	1,078	1,076,415
		4,313,447
Internet — 2.3%
Gen Digital Inc., 5.00%, 04/15/25 (Call 08/11/23)(a)	1,983	1,955,178
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/24)(a)(b)	848	849,552
Uber Technologies Inc., 7.50%, 05/15/25 (Call 05/15/24)(a)	1,839	1,864,691
		4,669,421
Leisure Time — 1.2%
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 08/31/23)(a)	767	639,709
Royal Caribbean Cruises Ltd., 11.50%, 06/01/25 (Call 06/20/24)(a)	1,308	1,386,336
Viking Cruises Ltd., 6.25%, 05/15/25 (Call 08/31/23)(a)	479	470,766
		2,496,811
Lodging — 7.4%
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 05/01/24)(a)	915	907,836
Las Vegas Sands Corp., 2.90%, 06/25/25 (Call 05/25/25)	895	844,477
Melco Resorts Finance Ltd., 4.88%, 06/06/25 (Call 08/30/23)(c)	1,850	1,770,062
MGM China Holdings Ltd., 5.25%, 06/18/25 (Call 08/11/23)(a)	850	821,678
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)	1,240	1,224,909
6.75%, 05/01/25 (Call 05/01/24)	1,508	1,514,092
Sands China Ltd., 5.63%, 08/08/25 (Call 06/08/25)	3,115	3,071,546
Studio City Finance Ltd., 6.00%, 07/15/25 (Call 07/15/24)(a)(b)	875	828,835
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 08/31/23)(a)	565	544,462
Travel + Leisure Co., 6.60%, 10/01/25 (Call 07/01/25)	638	640,916
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(a)	3,201	3,137,460
		15,306,273
Machinery — 0.4%
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 02/15/24), (13.75% PIK)(a)(d)	831	778,240

Manufacturing — 0.3%
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/24)	711	706,073

Media — 1.9%
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/01/23)	1,448	1,281,523

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
Univision Communications Inc., 5.13%, 02/15/25 (Call 08/11/23)(a)	$2,658	$2,616,642
		3,898,165
Mining — 1.0%
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/24)(a)	1,280	1,297,933
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/23)(a)	800	786,656
		2,084,589
Office & Business Equipment — 0.6%
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(a)	1,335	1,281,306

Oil & Gas — 6.0%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 04/15/24)(a)(b)	765	788,516
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/23)(a)(b)	2,123	2,095,847
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/24)(a)(b)	1,077	1,050,323
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/24)(b)	832	830,810
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)	942	923,160
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 08/31/23)(a)	1,545	1,538,527
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25 (Call 08/31/23)(b)	1,198	1,197,413
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)(b)	1,377	1,350,699
SM Energy Co., 5.63%, 06/01/25 (Call 08/31/23)	681	668,728
Southwestern Energy Co., 5.70%, 01/23/25 (Call 10/23/24)	703	698,719
Transocean Inc., 7.25%, 11/01/25 (Call 11/01/23)(a)	640	631,174
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 08/31/23)(a)	601	590,921
		12,364,837
Oil & Gas Services — 0.7%
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/24)(a)(b)	595	581,994
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 12/01/23)(a)	910	903,557
		1,485,551
Packaging & Containers — 2.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 04/30/25 (Call 04/30/24)(a)	1,330	1,305,967
Ball Corp., 5.25%, 07/01/25	1,820	1,804,038
Clearwater Paper Corp., 5.38%, 02/01/25(a)(b)	501	492,378
Owens-Brockway Glass Container Inc., 6.38%, 08/15/25(a)	540	540,880
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)(b)	731	723,193
		4,866,456
Pharmaceuticals — 2.2%
Bausch Health Companies Inc., 5.50%, 11/01/25 (Call 08/31/23)(a)	3,000	2,699,220
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/23)(a)	1,087	1,036,781
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/23)(a)(b)	842	726,764
		4,462,765
Pipelines — 5.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25 (Call 12/15/23)(a)	1,066	1,073,590
Buckeye Partners LP, 4.13%, 03/01/25 (Call 02/01/25)(a)(b)	895	862,807
	Par
Security	(000)	Value

Pipelines (continued)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 08/31/23)	$877	$866,564
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)	768	739,392
EQM Midstream Partners LP, 6.00%, 07/01/25 (Call 04/01/25)(a)	765	759,867
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25 (Call 10/01/23)	960	951,417
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/23)(a)	2,285	2,174,429
NGL Energy Partners LP/NGL Energy Finance Corp., 6.13%, 03/01/25 (Call 08/31/23)	528	517,118
NuStar Logistics LP, 5.75%, 10/01/25 (Call 07/01/25)	1,071	1,056,177
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	711	677,455
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 04/15/25 (Call 08/31/23)(b)	479	435,262
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.50%, 10/01/25 (Call 10/01/23)(a)	1,086	1,090,138
		11,204,216
Real Estate — 1.0%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/23)(a)	1,168	1,112,462
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 08/31/23)(a)	1,063	1,047,480
		2,159,942
Real Estate Investment Trusts — 4.5%
Diversified Healthcare Trust, 9.75%, 06/15/25 (Call 06/15/24)	909	899,474
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 04/15/25 (Call 04/15/24)(a)(b)	751	739,645
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 08/16/23)(a)(b)	631	604,283
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/23)(a)	999	950,099
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)(b)	1,175	1,036,127
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/24)(a)	1,159	1,165,827
Service Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	632	595,982
7.50%, 09/15/25 (Call 06/15/25)	1,430	1,413,755
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)	920	891,351
XHR LP, 6.38%, 08/15/25 (Call 08/15/23)(a)	929	915,650
		9,212,193
Retail — 5.0%
1011778 BC ULC/New Red Finance Inc., 5.75%, 04/15/25 (Call 04/15/24)(a)	909	904,337
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/24)(a)(b)	603	612,135
Bath & Body Works Inc., 9.38%, 07/01/25(a)(b)	603	636,274
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/23)(a)	756	763,719
eG Global Finance PLC
6.75%, 02/07/25 (Call 08/11/23)(a)	1,389	1,368,193
8.50%, 10/30/25 (Call 10/30/23)(a)	1,115	1,104,307
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/24)(a)	1,373	1,379,714
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	635	599,732

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/23)(b)	$999	$951,577
QVC Inc., 4.45%, 02/15/25 (Call 11/15/24)(b)	190	160,814
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/23)(b)	1,202	1,194,331
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/23)(a)	631	621,390
		10,296,523
Semiconductors — 0.4%
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/23)(a)	815	725,089

Software — 2.2%
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/24)(a)	1,000	1,010,000
PTC Inc., 3.63%, 02/15/25 (Call 02/15/24)(a)(b)	894	863,568
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/23)(a)	3,167	2,598,112
		4,471,680
Telecommunications — 1.8%
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 08/11/23)(a)(b)	2,397	2,175,397
Qwest Corp., 7.25%, 09/15/25	453	441,544
ViaSat Inc., 5.63%, 09/15/25 (Call 08/11/23)(a)	1,266	1,187,179
		3,804,120
Trucking & Leasing — 0.5%
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25 (Call 10/01/23)(a)	1,148	1,137,289

Total Long-Term Investments — 98.1%
(Cost: $202,463,892)		203,013,211
	Shares
Security	(000)	Value

Short-Term Securities

Money Market Funds — 14.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(e)(f)(g)	25,505	$25,513,116
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(e)(f)	4,310	4,310,000

Total Short-Term Securities — 14.4%
(Cost: $29,815,469)		29,823,116

Total Investments — 112.5%
(Cost: $232,279,361)		232,836,327

Liabilities in Excess of Other Assets — (12.5)%		(25,838,422)

Net Assets — 100.0%		$206,997,905

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares.	$11,992,444	$13,515,165	(a)	$—	$(2,314)	$7,821	$25,513,116	25,505	$120,322	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,080,000	2,230,000	(a)	—	—	—	4,310,000	4,310	76,372		—
					$(2,314)	$7,821	$29,823,116		$196,694		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$203,013,211	$—	$203,013,211
Short-Term Securities
Money Market Funds	29,823,116	—	—	29,823,116
	$29,823,116	$203,013,211	$—	$232,836,327

Portfolio Abbreviation

PIK	Payment-in-kind